Employee Share Options (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used

The Company calculated the estimated grant date fair value of the share options granted on September 30, 2011, using a Black-Scholes Model based on the following weighted average assumptions:

September 30, 2011
Risk-fee interest rate	0.96%
Dividend yield	—
Expected volatility range	43.98%
Expected term	5.25 years

Schedule of Stock Options

The following table summarizes employee share-based awards activities for the year ended December 31, 2013:

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2013	4,643,734	US$	3.55	US$	1.25	5.05	—
Forfeited	—		—		—		—

Outstanding, December 31, 2013	4,643,734	US$	3.55	US$	1.25	4.05	—

Vested and expected to vest at December 31, 2013	4,643,734	US$	3.55	US$	1.25	4.05	—

Exercisable at December 31, 2013	4,376,820	US$	3.55	US$	1.25	4.05	—

Schedule of Share-Based Compensation Expense

The share-based compensation expense of the share-based awards granted to employees for the years ended December 31, 2011, 2012 and 2013 is as follows:

	For the Years ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
General and administrative expenses	6,876	6,776	6,541	1,080
Selling expenses	2,358	2,308	2,263	374

	9,234	9,084	8,804	1,454